SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Balance at beginning of the year/period	$ 23	$ 26	$ 34	$ 34
Additions
Reversal		(8)	(11)
Balance at end of the year/period	40	$ 18	23	$ 34
Addition	$ 17